Stock-Based Compensation (10K) (Details Narrative) - USD ($)			1 Months Ended		9 Months Ended		12 Months Ended
	Jun. 17, 2015	Oct. 31, 2014	Jun. 17, 2015	Mar. 31, 2011	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Nov. 07, 2013	Jul. 31, 2012	Dec. 31, 2010
Reverse stock split description	1-for-7.15 reverse stock split		1-for-7.15 reverse stock split
Stock options were forfeited					(47,281)		(64,816)
Stock options remain outstanding					1,905,235		1,788,717	226,793
Stock option grants exercise prices per share							$ 7.722
Market value of invested capital total		$ 25,200,000							$ 15,500,000	$ 14,400,000	$ 8,900,000
Common stock value		$ 1,400,000			$ 7,792		$ 465	$ 451	$ 819,000	$ 870,000	$ 670,000
Common stock discount rate		21.40%
Fair value of common stock price per share		$ 5.86			$ 5.86	$ 5.86			$ 1.17	$ 1.19	$ 1.03
Percentage of initial public offering							45.00%
Percentage for other scenarios							55.00%
Series A-1 Preferred Stock Member
Stock issuance price per share							$ 0.07
Series A-2 Preferred Stock Member
Stock issuance price per share							0.40
Series A-3 Preferred Stock Member
Stock issuance price per share							0.62
Series B Preferred Stock [Member]
Stock issuance price per share							1.19
Series C Preferred Stock [Member]
Stock issuance price per share							$ 1.30
General and Administrative Expense [Member]
Stock based compensation expense					$ 2,400,000	$ 2,500
Research And Development Expense [Member]
Stock based compensation expense					$ 700	$ 1,000
Minimum [Member]
Common stock discount rate							35.80%
Fair value of common stock price per share					$ 1.17		$ 1.14
Maximum [Member]
Common stock discount rate							40.00%
Fair value of common stock price per share					$ 5.86		$ 5.86
Nonstatutory Stock Option [Member]
Percentage of fair market value per share on the date of grant					100.00%		100.00%
Employee [Member]
Percentage of fair market value per share on the date of grant					110.00%		110.00%
Other Employee [Member]
Percentage of fair market value per share on the date of grant					100.00%		100.00%
Executive Officers And Employees [Member]
Number of stock options issued								206,172
Stock options were forfeited								26,163
Stock options remain outstanding					1,872,647		1,914,605	180,009
Stock option granted to purchase of common stock					41,958		1,790,540
Stock option term							10 years
Unrecognized compensation cost related to non-vested share based compensation					$ 2,400,000
Cost expected to be recognized over a weighted average period					1 year 7 months 6 days
Executive Officers And Employees [Member] | Minimum [Member]
Stock option grants exercise prices per share								$ 0.79
Executive Officers And Employees [Member] | Maximum [Member]
Stock option grants exercise prices per share								$ 1.27
Executive Officers [Member]
Stock options remain outstanding							1,750,806
Stock option granted to purchase of common stock							1,626,740
Stock option term							10 years
Unrecognized compensation cost related to non-vested share based compensation							$ 4,300,000
Cost expected to be recognized over a weighted average period							1 year 10 months 24 days
Executive Officers [Member] | General and Administrative Expense [Member]
Stock based compensation expense							$ 695,000	$ 6,000
Executive Officers [Member] | Minimum [Member]
Stock option grants exercise prices per share							$ 5.86
Executive Officers [Member] | Maximum [Member]
Stock option grants exercise prices per share							$ 13.23
Consultants [Member]
Percentage of stock option granted				25.00%	25.00%		25.00%
Stock option vesting term				36 months	36 months		36 months
Number of stock options issued				7,271			7,271
Stock options were forfeited					73,985		68,662
Stock options remain outstanding					32,588		37,911
Stock option grants exercise prices per share				$ 1.00
Stock option granted to purchase of common stock					106,573		106,573
Consultants [Member] | Research And Development Expense [Member]
Stock based compensation expense							$ 13,000	$ 8,400
Consultants [Member] | Minimum [Member]
Stock option grants exercise prices per share					$ 0.72		$ 0.72
Consultants [Member] | Maximum [Member]
Stock option grants exercise prices per share					$ 1.14		$ 1.14
2009 Stock Plan [Member]
Number of shares of common stock authorized to issue under the plan							69,930
Reverse stock split description							1-for-7.15 reverse stock split
2008 Stock Plan [Member]
Number of shares of common stock authorized to issue under the plan							2,046,158
Reverse stock split description							1-for-7.15 reverse stock split
Plans [Member]
Stock option description					The exercise price for an option issued under the Plans is determined by the Board of Directors, but will be (i) in the case of an incentive stock option (A) granted to an employee who, at the time of grant of such option, is a 10% stockholder, no less than 110% of the fair market value per share on the date of grant; or (B) granted to any other employee, no less than 100% of the fair market value per share on the date of grant; and (ii) in the case of a nonstatutory stock option, no less than 100% of the fair market value per share on the date of grant. The options awarded under the Plans shall vest as determined by the Board of Directors but shall not exceed a ten-year period.		The exercise price for each option is determined by the Board of Directors, but will be (i) in the case of an incentive stock option, (A) granted to an employee who, at the time of grant of such option, is a 10% Holder, no less than 110% of the fair market value per share on the date of grant; or (B) granted to any other employee, no less than 100% of the fair market value per share on the date of grant; and (ii) in the case of a nonstatutory stock option, no less than 100% of the fair market value per share on the date of grant. The options awarded under the Plans shall vest as determined by the Board of Directors but shall not exceed a ten-year period.
Percentage of stock option granted					10.00%		10.00%
Stock option vesting term					10 years		10 years